Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Intangible assets	$ 1,989	$ 2,545
Amortization of intangible assets	1,000	2,200	$ 2,900
2021	500
2022	400
2023	400
2024	400
2025	300
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Intangible assets	$ 1,989	$ 2,545
Useful life	10 years